Consolidated Statements of Cash Flows - CAD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss	$ (22,634,830)	$ (18,752,020)	$ (44,699,313)	$ (34,860,963)	$ (27,894,834)
Items not affecting cash:
Depreciation and amortization	3,769,628	3,963,971	8,924,812	6,778,100	4,044,143
Share-based compensation	444,461	735,919	1,867,915	1,454,235	1,468,361
Finance costs	4,088,630	4,182,513	8,618,794	6,020,636	3,217,500
Fair value (gain) loss on derivatives	(5,031,599)	451,043	6,040,121
Impairment					600,657
Other income	(5,265)	(873,950)	(2,675,671)	(92,535)	(167,913)
Provision for expected credit loss	(64,337)		1,159,742	223,129	432,073
Unrealized foreign currency exchange (gain) loss	65,086	611,061	(534,993)	1,034,501	542,016
Business acquisition costs				149,596	8,880,000
Current tax expense (recovery)	104,682	479,359	157,303	(295,709)	181,895
Deferred income tax recovery	(1,482,234)	(491,824)	(1,822,109)	(668,209)	(2,692,313)
Gain on settlement of lease liability					(99,979)
Increase (decrease) in working capital	6,880,330	(1,647,105)	(1,988,521)	(904,212)	(2,131,240)
Interest paid	(2,284,458)	(1,613,861)	(3,377,851)	(3,535,805)	(1,992,496)
Taxes paid				(158,564)	(376,093)
Net cash used in operating activities	(16,149,906)	(12,954,894)	(28,329,771)	(24,855,800)	(15,988,223)
Investing activities
Acquisition of property and equipment	(35,935)	(337,784)	(625,202)	(127,688)	(138,123)
Acquisition of and expenditure on intangible assets		(436,555)	(438,725)	(809,764)
Acquisition of royalty agreement					(204,604)
Acquisition of assets of AirFusion				(835,302)
Acquisition of business, net of cash acquired				(4,622,400)	(20,389,426)
Net cash used in investing activities	(35,935)	(774,339)	(1,063,927)	(6,395,154)	(20,732,153)
Financing activities
Payment of lease liabilities	(268,359)	(592,372)	(1,095,327)	(814,072)	(422,783)
Repayment of loans	(8,224,068)	(7,009,073)	(9,781,554)	(9,011,638)	(6,787,528)
Proceeds from loans and bank indebtedness, net of transaction costs	25,376,844	8,760,673	13,752,698	8,726,766	16,539,700
Net (repayments) advances of bank indebtedness			(1,004,211)	(495,026)	1,471,805
Repayments of bank indebtedness	(857,816)	(953,584)
Proceeds from issuance of shares, net of issuance costs		12,395,918	20,300,920	14,526,300
Proceeds from issuance of convertible debentures, net of costs			5,424,661	5,285,997	22,865,049
Proceeds from issuance of convertible debentures, net of costs		5,527,298
Advance from subscription of units		420,000
Proceeds from issuance of warrants, net of issuance costs			5,415,864	12,217,171	1,727,202
Proceeds from the exercise of stock options, net of issuance costs				70,000	543,249
Proceeds from exercise of warrants, net		619,796		1,495,692
Income tax withholding on RSUs			(86,173)	(144,393)
Net cash provided by financing activities	16,026,601	19,168,656	32,926,878	31,856,797	35,936,694
Net (decrease) increase in cash and cash equivalents	(159,240)	5,439,423	3,533,180	605,843	(783,682)
Effect of exchange rate fluctuations on cash held	(22,869)	(20,604)	(56,012)	(24,144)	(12,922)
Cash and cash equivalents, beginning of year	4,588,057	1,110,889	1,110,889	529,190	1,325,794
Cash and cash equivalents, end of year	$ 4,405,948	$ 6,529,708	$ 4,588,057	$ 1,110,889	$ 529,190